ACQUISITION OF DECAHEDRON, LTD. (Details 1)	12 Months Ended
Dec. 31, 2017 USD ($)
Intangible assets	$ 50,000
Useful Life (Years)	5 years
Licenses [Member]
Intangible assets	$ 50,000 [1]

[1]	(a) U.K Pharmaceutical Wholesale Distribution License